Related party transactions (Tables)	6 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of related party transactions

The Group had the following significant related party transactions for the six months ended March 31, 2025 and 2026:

	For the six months ended March 31,
	2025	2026
	(unaudited)	(unaudited)
Loan from related parties
Qifu Future	-	-
Mr. Jun Lian	-	-
Mr. Hui Zhang	-	-
Dr. Houqi Zhang (1)	51	8,964
Others	-	-
Total	51	8,964

Repayment of loan to related parties
Dr. Houqi Zhang	457	442
Mr. Haifeng Li	-	103
Mr. Hui Zhang	13	-
Ms. Jun Wang	111	-
Mr. Jun Lian	41	-
Total	622	545

Loan to related parties
Dr. Houqi Zhang	14	-
Others	27	-
Total	$41	$-

(1)	Dr. Houqi Zhang provided his personal guarantees for certain bank loans to the Group, see Note 7 Borrowing for details.

Amounts due from related parties

Amounts due from related parties consisted of the following for the periods indicated:

		As of September 30,	As of March 31,
		2025	2026
Related parties	Nature		(unaudited)
Beijing Zhongchi Chefu Data Technology Co., Ltd.	Loan to related party	$-	$268
Others	Others	10	210
Total		$10	$478
Less: allowance of credit loss		-	-
Amounts due from related parties, net		$10	$478

Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

		As of September 30,	As of March 31,
		2025	2026
Related parties	Nature		(unaudited)
Dr. Houqi Zhang	Loan from related party	$503	$2,498
Ms. Jun Wang	Loan from related party	111	-
Mr. Hui Zhang	Loan from related party	-	314
Mr. Haifeng Li	Loan from related party	-	189
Others	Loan from related party	138	-
Total		$752	$3,001